Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information (Unaudited)
Total operating revenues	$ 42,119	$ 39,091	$ 33,015	$ 32,576	$ 34,439	$ 32,957	$ 32,575	$ 32,476	$ 146,801	$ 132,447	$ 128,752
Operating Income (Loss)	7,532	5,923	5,773	5,557	(5,469)	5,607	5,739	6,335	24,785	12,212	30,752
Net Income (Loss)	4,086	3,078	3,184	3,339	(3,918)	3,187	3,697	3,770	13,687	6,736	18,722
Income from Continuing Operations Attributable to AT&T									13,345	6,442	18,418
Net Income attributable to AT&T	$ 4,006	$ 2,994	$ 3,082	$ 3,263	$ (3,999)	$ 3,130	$ 3,623	$ 3,688	$ 13,345	$ 6,442	$ 18,418
Basic Earnings Per Share Attributable to AT&T	$ 0.65	$ 0.50	$ 0.59	$ 0.63	$ (0.77)	$ 0.60	$ 0.70	$ 0.71	$ 2.37	$ 1.24	$ 3.42
Diluted Earnings Per Share Attributable to AT&T	0.65	0.50	0.59	0.63	(0.77)	0.60	0.69	0.70	2.37	1.24	$ 3.42
Close	34.41	32.58	35.52	32.65	33.59	35.24	35.36	35.07	34.41	33.59
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	34.99	35.93	36.45	35.07	36.16	37.48	36.86	35.50	34.99	36.16
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 32.17	$ 30.97	$ 32.37	$ 32.41	$ 32.07	$ 34.17	$ 34.32	$ 31.74	$ 32.17	$ 32.07